Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 311,943	[1]	$ 311,900
Additions	297,010
Ending balance	608,907		311,943	[1]
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Effect of change in exchange rates	$ (46)		$ 43

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.